Note 7 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	November 30,	November 30,
	2017	2016
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly	1,290,465	1,494,764